Note 4 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	2017	2016
Accrued management salaries	$532,615	$201,170
Accrued directors ’ fees	182,620	78,070
Other accrued expenses	18,476	15,000
Total accrued expenses	$733,711	$294,240